EQUITY (Details) (USD $)	9 Months Ended	12 Months Ended		69 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Minimum [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Maximum [Member]	Mar. 31, 2013 Subscription Agreement [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 107,004							$ 425,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									425,000
Stock Issued During Period, Shares, New Issues					700,000
Stock Issued During Period, Value, New Issues	4,500				189,000
Common Stock Vesting Period							16 months	60 months
Stock based compensation		833,143	979,880	1,813,022		31,500
Remained Unamortized						$ 157,500